Derivative Financial Instruments - Market Risk Narrative (Interest Rate and Currency DFIs) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) bbl	Dec. 31, 2023 MXN ($) bbl	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net income (loss)	$ (481,719)	$ (8,151,664)	$ (99,998,470)	$ 294,775,877
Confidence level percentage	95.00%	95.00%
Increase (decrease) in exchange rate	(10.00%)	(10.00%)
Increase in occurs of crude oil hedge	$ (17,496)
Twenty day delta gamma risk analysis
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage	95.00%	95.00%
Number of observations | bbl	500	500
Increase
Disclosure of detailed information about financial instruments [line items]
Net income (loss)		$ 226,165,912	$ 198,697,226	$ 172,056,924
Increase (decrease) in exchange rate	(10.00%)	(10.00%)	(10.00%)	(10.00%)
Decrease
Disclosure of detailed information about financial instruments [line items]
Net income (loss)		$ (226,165,912)	$ 198,697,226	$ 172,056,924
Increase (decrease) in exchange rate	10.00%	10.00%	10.00%	10.00%
P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Assumption of either an increase or decrease of basis points in floating interest rates of debt and corresponding hedges	0.25%	0.25%	0.25%	0.25%
Percentage of increase of DFIs and debt portfolio to exchange rates of currencies against the U.S. dollar	1.00%	1.00%
P.M.I. Holdings, B.V. | Twenty five basis points higher
Disclosure of detailed information about financial instruments [line items]
Net income (loss)		$ 616,468	$ 796,763	$ 895,382
P.M.I. Holdings, B.V. | Twenty five basis points lower
Disclosure of detailed information about financial instruments [line items]
Net income (loss)		$ 616,468	$ 796,763	$ 895,382
PMI Trading Ltd
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage	95.00%	95.00%	95.00%
VaR 95% Net	$ (4,363)				$ (4,064)
PMI Trading Ltd | Bottom of range
Disclosure of detailed information about financial instruments [line items]
VaR 95% Net	(1,922)
PMI Trading Ltd | Top of range
Disclosure of detailed information about financial instruments [line items]
VaR 95% Net	$ (12,792)